Consolidated Statements of Cash Flows Supplemental Disclosure (Details) - Debt $ in Thousands	12 Months Ended
Dec. 31, 2017 CAD ($)
Disclosure of reconciliation of liabilities arising from financing activities [line items]
Opening balance	$ 116,813
Cash flows	(42,253)
Non-cash changes:
Disposition of subsidiaries	(34,996)
Accretion	187
Cumulative transaction adjustments	3,982
Ending balance	$ 43,733